Risk Management - Impact of Fluctuating Commodity Prices and Interest Rates on Company'S Open Risk Management Positions (Detail) $ in Millions	6 Months Ended
Jun. 30, 2018 CAD ($)
Crude oil contracts [Member] | Commodity Price Risk [Member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range	± US$5.00 per bbl Applied to Brent, WTI and Condensate Hedges
Increase	$ (251)
Decrease	$ 246
Description of exposure to risk	Crude Oil Commodity Price
Crude oil differential contracts [Member] | Commodity Price Risk [Member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range	± US$2.50 per bbl Applied to Differential Hedges Tied to Production
Increase	$ 4
Decrease	$ (4)
Description of exposure to risk	Crude Oil Differential Price
Interest rate swap contract [Member] | Interest Rate Risk [member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range	± 50 Basis Points
Increase	$ 42
Decrease	$ (47)
Description of exposure to risk	Interest Rate Swaps